Organization and Principal Activities - Schedule of Showing China Finance Online's Significant Subsidiaries, VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 31, 2000
Legal ownership interest	0.00%
Principal activity	Web portal and advertising service
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 17, 2008
Legal ownership interest	0.00%
Principal activity	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. ("Stockstar Wealth Management") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Apr. 12, 2011
Legal ownership interest	0.00%
Principal activity	N/A
Beijing Huizhi Fortune Technology Co., Ltd. ("CFO Huizhi") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 14, 2012
Legal ownership interest	0.00%
Principal activity	N/A
Shenzhen Ganlanren Investment Management Co., Ltd. ("CFO Shenzhen Ganlanren") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Feb. 18, 2016
Legal ownership interest	0.00%
Principal activity	N/A
Beijing CFO Premium Technology Co., Ltd. ("CFO Premium") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 02, 2009
Legal ownership interest	0.00%
Principal activity	N/A
Beijing CFO Glory Technology Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Sep. 11, 2007
Principal activity	N/A
Shenzhen Newrand Securities Training Center ("CFO Newrand Training") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 17, 2008
Legal ownership interest	0.00%
Principal activity	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. ("CFO Huiying") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 18, 2009
Legal ownership interest	0.00%
Principal activity	N/A
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 30, 2013
Legal ownership interest	0.00%
Principal activity	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Tianjin") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Tianjin, PRC
Date of incorporation or acquisition	Jul. 23, 2013
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
Beijing Jiayi Management Co., Ltd. ("CFO Zhengjin Beijing") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 13, 2014
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. ("CFO Yinglibao") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 15, 2014
Legal ownership interest	0.00%
Principal activity	Internet-based financial platform
Zhengjin (Jiangsu) Precious Metals Co., Ltd. ("CFO Zhengjin Jiangsu") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Nanjing, PRC
Date of incorporation or acquisition	Nov. 19, 2014
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. ("CFO Zhengjin Fujian") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Fujian, PRC
Date of incorporation or acquisition	Jan. 06, 2013
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. ("CFO Qingdao Zhida") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Dec. 21, 2015
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
Tibet Lieqian Network Technology Co., Ltd | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Tibet, PRC
Date of incorporation or acquisition	Mar. 18, 2016
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. ("CFO Qingdao Taiji") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Mar. 23, 2016
Legal ownership interest	0.00%
Principal activity	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. ("CFO iTougu") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 08, 2014
Legal ownership interest	0.00%
Principal activity	Investment advisory service platform
Beijing Zhongjun Sunshine Investment and Management Co., Ltd ("CFO Zhongjun Sunshine") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Sep. 30, 2013
Legal ownership interest	0.00%
Principal activity	Financial service
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. ("CFO Zhongheng Xintai") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 08, 2016
Legal ownership interest	0.00%
Principal activity	N/A
Beijing Zhengjin Wealth Management Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 24, 2004
Principal activity	Commodities brokerage
Shenzhen Rifa Commercial Factoring Co. Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 20, 2016
Principal activity	Financial service
Shanghai Stockstar Information & Technology Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Dec. 24, 2009
Principal activity	N/A
Shanghai Shangtong Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Jun. 06, 2008
Principal activity	N/A
Shanghai Ganlan Wealth Asset Management Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Dec. 19, 2014
Principal activity	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying") | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Oct. 09, 1997
Legal ownership interest	0.00%
Principal activity	P2P Lending Service
Shanghai Chongzhi Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Jun. 06, 2008
Principal activity	N/A
Tibet Fortune Jinyuan Network Technology Co., Ltd. | VIEs
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Tibet, PRC
Date of incorporation or acquisition	Aug. 22, 2015
Principal activity	N/A
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jul. 09, 1998
Legal ownership interest	100.00%
Principal activity	N/A
Fortune Software (Beijing) Co., Ltd. ("CFO Software")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 07, 2004
Legal ownership interest	100.00%
Principal activity	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 21, 2006
Legal ownership interest	100.00%
Principal activity	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengyong")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Aug. 17, 2008
Legal ownership interest	100.00%
Principal activity	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd ("CFO Zhengtong")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Jun. 24, 2008
Legal ownership interest	100.00%
Principal activity	N/A
Rifa Financial Holdings Limited ("Rifa Financial Holdings") (Formerly known as "iSTAR Financial Holdings Limited")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	BVI
Date of incorporation or acquisition	Jul. 16, 2007
Legal ownership interest	85.00%
Principal activity	Investment holdings
Rifa Securities Limited ("Rifa Securities") (Formerly known as "iSTAR International Securities Co. Limited")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Nov. 23, 2007
Legal ownership interest	85.00%
Principal activity	Brokerage service
Rifa Futures Limited ("Rifa Futures") (Formerly known as "iSTAR International Futures Co. Limited")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Apr. 16, 2008
Legal ownership interest	85.00%
Principal activity	Brokerage service
Rifa Asset Management Limited (“Rifa Asset Management”)
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Nov. 15, 2016
Legal ownership interest	85.00%
Principal activity	Asset management service
Rifa Credit Limited ("Rifa Credit") (Formerly known as "iSTAR International Credit Co. Limited")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Feb. 10, 2012
Legal ownership interest	85.00%
Principal activity	N/A
Rifa Wealth Management Co. Limited ("Rifa Wealth Management")
Condensed Financial Statements Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Sep. 13, 2016
Legal ownership interest	85.00%
Principal activity	Insurance brokerage service